Cover	Jan. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 14, 2022
Entity Registrant Name	RESONANT INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36467
Entity Tax Identification Number	45-4320930
Entity Address, Address Line One	10900 Stonelake Blvd
Entity Address, Address Line Two	Suite 100, Office 02-130
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	805
Local Phone Number	308-9803
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RESN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001579910
Amendment Flag	false